Schedule of impairment balances (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Property, Plant and Equipment, Depreciation		R$ (601,471)	R$ (682,044)
Property, Plant and Equipment, Impairment		147,938	37,609
Projects
IfrsStatementLineItems [Line Items]
Property, Plant and Equipment, Cost		3,528,836
Property, Plant and Equipment, Depreciation		(368,589)
Property, Plant and Equipment, Impairment		(897,891)
Property, Plant and Equipment, Value in use		2,262,356	3,528,836
Projects | HPP Col&amp;amp;amp;amp;#63;der
IfrsStatementLineItems [Line Items]
Property, Plant and Equipment, Cost		2,489,116
Property, Plant and Equipment, Depreciation		(259,065)
Property, Plant and Equipment, Impairment		(639,529)
Property, Plant and Equipment, Value in use		1,590,522	2,489,116
Projects | Cons&amp;amp;amp;amp;#63;rcio Tapaj&amp;amp;amp;amp;#63;s
IfrsStatementLineItems [Line Items]
Property, Plant and Equipment, Cost	[1]	14,879
Property, Plant and Equipment, Depreciation	[1]
Property, Plant and Equipment, Impairment	[1]	(14,879)
Property, Plant and Equipment, Value in use	[1]		14,879
In progress | Cons&amp;amp;amp;amp;#63;rcio Tapaj&amp;amp;amp;amp;#63;s
IfrsStatementLineItems [Line Items]
Property, Plant and Equipment, Impairment		(415)
In progress | Power Plants In Parana [Member]
IfrsStatementLineItems [Line Items]
Property, Plant and Equipment, Cost		1,024,841
Property, Plant and Equipment, Depreciation		(109,524)
Property, Plant and Equipment, Impairment		(243,483)	1,953
Property, Plant and Equipment, Value in use		R$ 671,834	R$ 1,024,841

[1]	The variation in provisions for legal claims occurred due to the review of the assessment of the Company’s legal advisors, mainly in civil claims. The details of the actions are shown in Note 30.